Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Future Benefits [Abstract]
Summary of Pension and Retiree Welfare Plans	The following tables present the reconciliation of defined benefit obligation and fair value of plan assets for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Changes in defined benefit obligation:
Opening balance, January 1	$3,826	$3,789	$428	$450
Current service cost	44	44	-	-
Past service cost – amendment	-	-	-	-
Interest cost	184	176	21	21
Plan participants’ contributions	-	-	2	2
Actuarial losses (gains) due to:
Experience	(17)	2	(10)	(16)
Demographic assumption changes	(24)	-	(6)	-
Economic assumption changes	19	(101)	(3)	(19)
Benefits paid	(314)	(303)	(37)	(40)
Impact of changes in foreign exchange rates	(116)	219	(16)	30
Defined benefit obligation, December 31	$3,602	$3,826	$379	$428

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Changes in plan assets:
Fair value of plan assets, opening balance, January 1	$3,820	$3,706	$553	$526
Interest income	188	174	29	26
Return on plan assets (excluding interest income)	27	(31)	13	(19)
Employer contributions	55	57	13	12
Plan participants’ contributions	-	-	2	2
Benefits paid	(314)	(303)	(37)	(40)
Administration costs	(10)	(8)	(2)	(2)
Impact of changes in foreign exchange rates	(123)	225	(26)	48
Fair value of plan assets, December 31	$3,643	$3,820	$545	$553

Summary of Amounts Recognized in Consolidated Statements of Financial Position	The following table presents the deficit (surplus) and net defined benefit liability (asset) for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
Development of net defined benefit liability
Defined benefit obligation	$3,602	$3,826	$379	$428
Fair value of plan assets	3,643	3,820	545	553
Deficit (surplus)	(41)	6	(166)	(125)
Effect of asset limit(1)	46	44	-	-
Deficit (surplus) and net defined benefit liability (asset)	5	50	(166)	(125)
Deficit (surplus) is comprised of:
Funded or partially funded plans	(488)	(483)	(259)	(221)
Unfunded plans	493	533	93	96
Deficit (surplus) and net defined benefit liability (asset)	$5	$50	$(166)	$(125)
(1)The asset limit relates to a registered pension plan in Canada. The surplus in that plan is above the present value of economic benefits that can be derived by the
Company through reductions in future contributions. For other funded pension plans in surplus position, the present value of the economic benefits available in the form of reductions in future contributions to the plans remains greater than the current surplus.

Summary of Disaggregation of Defined Benefit Obligation	The following table presents components of the defined benefit obligation between active members and inactive and retired members.

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Active members	$573	$578	$7	$8	$100	$106	$-	$-
Inactive and retired members	1,765	1,922	279	324	1,164	1,220	93	96
Total	$2,338	$2,500	$286	$332	$1,264	$1,326	$93	$96

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category	The following tables present major categories of plan assets and the allocation to each category.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2025	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$33	1%	$13	2%	$11	1%	$-	-%
Public equity securities(3)	326	14%	48	9%	200	17%	-	-%
Public debt securities	1,423	57%	472	87%	954	82%	-	-%
Other investments(4)	696	28%	12	2%	1	-%	-	-%
Total	$2,478	100%	$545	100%	$1,166	100%	$-	-%
(1)The U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, real estate, timberland and agriculture assets. In the aggregate, the latter assets represent approximately 16% of all U.S. pension and retiree welfare plan assets as at
December 31, 2025 (2024 – 16%).
(2)All the Canadian pension plan assets have daily quoted prices in active markets, except for group annuity contract assets that represent approximately 0.1%
(approximately $1 (2024 – $1)) of all Canadian pension plan assets as at December 31, 2025 (2024 – 0.1%).
(3)Equity securities include direct investments in Manulife common shares of $2.4 (2024 – $2.1) in the U.S. retiree welfare plan.
(4)Other U.S. plan assets include investments in private debt, infrastructure, private equity, real estate, timberland and agriculture assets and managed futures. Other
Canadian pension plan assets include investments in the group annuity contracts.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2024	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$35	1%	$23	4%	$11	1%	$-	-%
Public equity securities(3)	346	14%	41	7%	205	17%	-	-%
Public debt securities	1,513	57%	476	87%	968	82%	-	-%
Other investments(4)	741	28%	13	2%	1	-%	-	-%
Total	$2,635	100%	$553	100%	$1,185	100%	$-	-%

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans	The following table presents components of the net benefit cost for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Defined benefit current service cost(1)	$44	$44	$-	$-
Defined benefit administrative expenses	10	8	2	2
Past service cost – plan amendments and curtailments	-	-	-	-
Service cost	54	52	2	2
Interest on net defined benefit (asset) liability	(1)	4	(8)	(5)
Defined benefit cost	53	56	(6)	(3)
Defined contribution cost	101	97	-	-
Net benefit cost	$154	$153	$(6)	$(3)
(1)There are no significant current service costs for the retiree welfare plans as they are closed and mostly frozen. The re-measurement gain or loss on these plans is due to the volatility of discount rates and investment returns.

Summary of Re-measurement Effects Recognized in Other Comprehensive Income	The following table presents components of the re-measurement gains/losses recognized in Other Comprehensive Income for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$17	$(2)	$10	$16
Demographic assumption changes	24	-	6	-
Economic assumption changes	(19)	101	3	19
Return on plan assets (excluding interest income)	27	(31)	13	(19)
Change in effect of asset limit (excluding interest)	-	(1)	-	-
Total re-measurement gains (losses) recorded in OCI, net of tax	$49	$67	$32	$16

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans	The following table presents key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
To determine the defined benefit obligation at end of year(1):
Discount rate	5.2%	5.5%	5.1%	5.4%	4.8%	4.6%	4.9%	4.7%
Initial health care cost trend rate(2)	n/a	n/a	8.5%	8.8%	n/a	n/a	3.9%	3.9%
To determine the net defined benefit cost for the year(1):
Discount rate	5.5%	4.8%	5.4%	4.8%	4.6%	4.6%	4.7%	4.7%
Initial health care cost trend rate(2)	n/a	n/a	8.8%	9.0%	n/a	n/a	3.9%	3.9%
(1)Inflation and salary increase assumptions are not shown as they do not materially affect obligations and costs.
(2)The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 8.5% grading to 4.8% for 2041 and years thereafter (2024 – 8.8%
grading to 4.8% for 2041 and years thereafter) and to measure the net benefit cost was 8.8% grading to 4.8% for 2041 and years thereafter (2024 – 9.0% grading to 4.8% for 2041 and years thereafter). In Canada, the rate used to measure the retiree welfare obligation was 3.9% grading to 4.0% for 2029 and years thereafter
(2024 – 3.9% grading to 4.0% for 2029 and years thereafter) and to measure the net benefit cost was 3.9% grading to 4.0% for 2029 and years thereafter (2024 –
5.1% in 2023 and 3.9% in 2024, grading to 4.0% for 2029 and years thereafter).

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans	The following table presents
current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans.

	U.S.		Canada
As at December 31,	2025	2024	2025	2024
Life expectancy (in years) for those currently age 65
Males	22.2	22.2	24.4	24.4
Females	23.6	23.7	26.3	26.2
Life expectancy (in years) at age 65 for those currently age 45
Males	23.6	23.6	25.3	25.3
Females	25.0	25.1	27.1	27.1

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions	The following table sets out the potential impact on the obligations arising from changes in the key assumptions. Each sensitivity assumes that all other assumptions are held constant. In actuality, inter-relationships among assumptions may exist.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
Discount rate:
Impact of a 1% increase	$(238)	$(260)	$(30)	$(34)
Impact of a 1% decrease	279	305	35	40
Health care cost trend rate:
Impact of a 1% increase	n/a	n/a	8	9
Impact of a 1% decrease	n/a	n/a	(7)	(8)
Mortality rates(1):
Impact of a 10% decrease	88	89	6	9
(1)If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.8 years for U.S. and Canadian males and females.

Summary of Weighted Average Duration of the Defined Benefit Obligations	The following table presents the weighted average duration (in years) of the defined benefit obligations.

	Pension plans		Retiree welfare plans
As at December 31,	2025	2024	2025	2024
U.S. plans	8.0	8.0	7.5	7.7
Canadian plans	9.9	10.1	10.5	10.9

Summary of Cash Payments	The following table presents total cash payments for all employee future benefits, comprised of cash contributed by the Company to fund defined benefit pension and retiree welfare plans, cash payments made directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2025	2024	2025	2024
Defined benefit plans	$55	$57	$13	$12
Defined contribution plans	101	97	-	-
Total	$156	$154	$13	$12